Other non-current assets (Details) - Nonrelated Party - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Contract cost assets	$ 26,620	$ 0
Others	3,569	3,880
Prepayments and other current assets	$ 30,189	$ 3,880	[1]

[1]	Restated (refer to Note 2(c))